SUBSEQUENT EVENT	6 Months Ended
Jan. 31, 2012
SUBSEQUENT EVENT [Text Block]
10.	SUBSEQUENT EVENT

On February 23, 2012, the Company issued 100,000 shares of its common stock at $0.10 per share for proceeds totaling $10,000 in a private placement transaction.